Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 27, 2025	Dec. 02, 2024	Nov. 30, 2025	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025
VistaShares Artificial Intelligence Supercycle ETF
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,544	$ 9,807	$ 9,678	$ 8,577	$ 8,522	$ 9,700	$ 11,180	$ 11,849	$ 12,161	$ 14,010	$ 16,006	$ 14,724
VistaShares Electrification Supercycle ETF
Account Value [Line Items]
Accumulated Value	$ 10,131	$ 10,000		$ 9,967
BITA VistaShares Artificial Intelligence Supercycle Index
Account Value [Line Items]
Accumulated Value			10,000		9,582	9,821	9,715	8,610	8,565	9,748	11,279	11,809	12,247	14,150	16,325	15,074
S&P 500 TR
Account Value [Line Items]
Accumulated Value	9,950	10,000	$ 10,000	9,974	$ 9,737	$ 10,008	$ 9,877	$ 9,321	$ 9,257	$ 9,840	$ 10,341	$ 10,573	$ 10,787	$ 11,181	$ 11,442	$ 11,471
BITA VistaShares Electrification Supercycle Index
Account Value [Line Items]
Accumulated Value	$ 9,943	$ 10,000		$ 10,046